Past Due Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	$ 14,260	$ 13,842
Current and Not Past Due	1,232,657	1,216,033
Total Loans	1,246,917	1,229,875
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	11,060	9,787
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,867	1,380
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,333	2,675
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	9,105	7,456
Current and Not Past Due	388,172	409,608
Total Loans	397,277	417,064
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	6,243	4,781
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,582	1,128
Real estate: Residential - 1 to 4 family [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	1,280	1,547
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	3,660	3,353
Current and Not Past Due	478,338	418,315
Total Loans	481,998	421,668
Real estate: Multi-family and commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	3,633	2,752
Real estate: Multi-family and commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	250
Real estate: Multi-family and commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	27	351
Real estate: Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	28,765	36,026
Total Loans	28,765	36,026
Real estate: Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Real estate: Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Real estate: Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	483	1,628
Current and Not Past Due	89,031	114,755
Total Loans	89,514	116,383
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	483	1,628
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: SBA and USDA guaranteed [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	50,526	51,083
Total Loans	50,526	51,083
Commercial Business: Time Share Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Time Share Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Current and Not Past Due	27,096	23,531
Total Loans	27,096	23,531
Commercial Business: Condominium Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Condominium Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	238	0
Current and Not Past Due	27,565	27,180
Total Loans	27,803	27,180
Commercial Business: Medical loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	139	0
Commercial Business: Medical loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	99	0
Commercial Business: Medical loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Commercial business: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	286	1,024
Current and Not Past Due	88,280	78,500
Total Loans	88,566	79,524
Commercial business: Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	77	431
Commercial business: Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	183	0
Commercial business: Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	26	593
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	475	361
Current and Not Past Due	53,005	54,867
Total Loans	53,480	55,228
Consumer: Home equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	475	182
Consumer: Home equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Consumer: Home equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	179
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	5	9
Current and Not Past Due	52	492
Total Loans	57	501
Consumer: Indirect automobile [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	2	9
Consumer: Indirect automobile [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	3	0
Consumer: Indirect automobile [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	0
Consumer: Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	8	11
Current and Not Past Due	1,827	1,676
Total Loans	1,835	1,687
Consumer: Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	8	4
Consumer: Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	0	2
Consumer: Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total 30 Days or More Past Due	$ 0	$ 5